GOODWILL	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12. GOODWILL

Goodwill is recorded when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. In accordance with ASC 350, we evaluate goodwill for impairment on at least an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If necessary, a quantitative analysis is performed to measure any impairment. The Company did not record any impairments in the periods presented. The following table is presented in thousands:

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at June 30, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at June 30, 2025	$—	$723	$—	$723

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED